Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Difference Between Statutory EIT Rate and Effective Tax Rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year Ended December 31,
	2017		2018		2019
	US$’000		US$’000		US$’000
Loss before income tax expenses	(36,536)		(65,457)		(6,318)
Income tax at statutory rates in the PRC	(9,134)	25%	(16,364)	25%	(1,580)	25%
Non-deductible expenses	1,763	(5%)	4,173	(6%)	276	(4%)
Different tax rates in other jurisdictions	2,661	(7%)	6,278	(9%)	1,427	(23%)
Change in valuation allowance	4,823	(13%)	6,985	(10%)	3,460	(55%)
Income tax expense/Effective tax rate	113	(0%)	1,072	0%	3,583	(57%))

Summary of Significant Components of Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2018	2019
	US$’000	US$’000
Deferred tax assets:
Accruals for payroll and other costs	2,514	2,055
Allowance for loan losses	139	739
Net operating loss carry forwards	22,470	26,051
Deferred revenue and other temporary difference	261	—
Subtotal	25,384	28,844
Less: valuation allowance	(25,384))	(28,844)
Total deferred tax assets, net	—	—
Deferred tax liabilities:
Fair value changes of investments held for trading	—	—
Total deferred tax liabilities	—	—
Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance

Movement of valuation allowance

	For the Year Ended December 31,
	2017	2018	2019
	US$’000	US$’000	US$’000
Balance at beginning of the year	13,567	18,399	25,384
Current year addition	4,832	6,985	3,460
Current year reversal	—	—	—
Balance at end of the year	18,399	25,384	28,844